S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 11, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Messrs. Freifeld, Perry and Weir and Spencer